Cash flow statement supplementary information - Text Details (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flow statement supplementary information - Text Details (Detail) [Line Items]
Payments of lease liabilities, classified as financing activities		€ 281
Interest paid, classified as operating activities	[1]	172	€ 170	€ 215
Purchase of financial instruments, classified as investing activities		166	177	295
Net cash inflow from non-current financial assets		99	43
Net cash outflow from non-current financial assets				36
Borrowings	[2]	5,447	4,821	€ 4,715
IFRS 16 [Member]
Cash flow statement supplementary information - Text Details (Detail) [Line Items]
Borrowings			€ 803
Lease liabilities [member]
Cash flow statement supplementary information - Text Details (Detail) [Line Items]
Interest paid, classified as operating activities		€ 26

[1]	The accompanying notes are an integral part of these consolidated financial statements. For a number of reasons, principally the effects of translation differences and consolidation changes, certain items in the statements of cash flows do not correspond to the differences between the balance sheet amounts for the respective items
[2]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.